Share-Based Payment Arrangements - Information on Employee Share Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	298,000	298,000
Options granted (in shares) | shares	0	0
Options exercised (in shares) | shares	0	0
Options forfeited (in shares) | shares	(298,000)	0
Ending balance (in shares) | shares	0	298,000
Options exercisable, end of year (in shares) | shares	0	298,000
Weighted-average fair value of options granted per unit (in dollars per share)	$ 0	$ 0
Beginning balance (in dollars per share)	0.7106	0.7106
Options granted (in dollars per share)	0	0
Options exercised (in dollars per share)	0	0
Options forfeited (in dollars per share)	0.7106	0
Ending balance (in dollars per share)	0	0.7106
Options exercisable, end of year (in dollars per share)	$ 0	$ 0.7106